PREPAYMENT AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PREPAYMENT AND OTHER CURRENT ASSETS
Value added tax recoverable	¥ 149,343		¥ 112,362
Rebate receivable from suppliers	114,723		57,749
Deposits (Note)	25,600		8,831
Advance to suppliers	9,891		14,807
Prepaid IT & Insurance expense	8,117		7,249
Others	4,123		7,606
Total	¥ 311,797	$ 47,785	¥ 208,604